Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of depreciation of property, plant and equipment	Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Units of production	3,000 - 120,000 hours
Major component parts in use	Units of production	2,500 - 50,000 hours
Other equipment	Straight-line	5 - 10 years
Licensed motor vehicles	Straight-line	5 - 10 years
Office and computer equipment	Straight-line	4 - 10 years
Furnishings, fixtures and facilities	Straight-line	10 - 30 years
Buildings	Straight-line	10 - 50 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term
Land	No depreciation	No depreciation

December 31, 2020	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$352,948	$102,624	$250,324
Major component parts in use	326,022	111,583	214,439
Other equipment	41,934	27,041	14,893
Licensed motor vehicles	16,387	10,592	5,795
Office and computer equipment	6,337	4,137	2,200
Land	10,472	—	10,472
Buildings	22,701	3,062	19,639
	776,801	259,039	517,762

Assets under finance lease
Heavy equipment	97,871	25,454	72,417
Major component parts in use	52,798	16,264	36,534
Other equipment	5,287	966	4,321
Licensed motor vehicles	3,629	959	2,670
	159,585	43,643	115,942

Total property, plant and equipment	$936,386	$302,682	$633,704

December 31, 2019	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$299,298	$70,031	$229,267
Major component parts in use	252,328	92,161	160,167
Other equipment	40,344	25,328	15,016
Licensed motor vehicles	14,270	9,463	4,807
Office and computer equipment	5,154	3,511	1,643
Land	13,829	—	13,829
Buildings	26,281	2,421	23,860
	651,504	202,915	448,589

Assets under finance lease
Heavy equipment	132,270	43,466	88,804
Major component parts in use	71,706	27,918	43,788
Other equipment	2,126	264	1,862
Licensed motor vehicles	5,617	1,551	4,066
Office and computer equipment	691	71	620
	212,410	73,270	139,140

Total property, plant and equipment	$863,914	$276,185	$587,729

Schedule of useful lives of definite lived intangible assets
Estimated useful lives of definite lived intangible assets and corresponding amortization method are:

Assets	Basis	Rate
Internal-use software	Straight-line	4 years
Partnership relationship	Straight-line	5 years